UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive (Loss) Income	Accumulated Retained Earnings	Total before Non-controlling Interest	Non-controlling Interest
Beginning balance at Dec. 31, 2015		$ 1,916,179	$ 93,547	$ (12,269)	$ 1,317,806	$ 200,000	$ (12,592)	$ 308,874	$ 1,895,366	$ 20,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(158,983)						(171,212)	(171,212)	12,229
Dividends		(9,237)						(9,237)	(9,237)
Grant of share options		3,095			3,095				3,095
Other comprehensive income (see note 12)		1,092					1,092		1,092
Treasury shares		(8,214)		(8,214)					(8,214)
Ending balance at Jun. 30, 2016		1,743,932	93,547	(20,483)	1,320,901	200,000	(11,500)	128,425	1,710,890	33,042
Beginning balance at Dec. 31, 2016		1,909,826	101,081	(20,483)	1,488,556	200,000	(9,542)	103,650	1,863,262	46,564
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(123,720)						(139,651)	(139,651)	15,931
Dividends		(9,868)						(9,868)	(9,868)
Grant of share options		4,915			4,915				4,915
Other comprehensive income (see note 12)		1,632					1,632		1,632
Issuance of convertible bonds	[2]	39,861			39,861				39,861
Ending balance at Jun. 30, 2017		$ 1,822,646	$ 101,081	$ (20,483)	$ 1,533,332	$ 200,000	$ (7,910)	$ (45,869)	$ 1,760,151	$ 62,495

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving Golar greater flexibility when it comes to declaring dividends.
[2]	Issuance of convertible bonds relates to the equity component of the $402.5 million convertible bond, net of the capped call payment and convertible bond issuance costs. See note 11.